License Agreements	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
License Agreements
License Agreements

Note 6 License Agreements

A.	The Company entered into an exclusive product license agreement on September 16, 2016 with Tuffy Packs, LLC, a Texas corporation, to sell Ballistic Panels in certain countries, essentially in Europe. The license was for a period of two years unless terminated and may be renewed for successive terms of two years each. The payment terms for the license is as follows:

1.	$10,000 payable within seven days after the effective date;
2.	An additional $15,000 payable within 30 days after the effective date; and
3.	A final payment of $25,000 payable within 90 days of the effective date.

At December 31, 2018, the Company had paid $16,500 to the Licensor, leaving an unpaid balance of $33,500. To date, the Company has recorded a total license amortization of $50,000.

As a result of the failure to make payments as required under the agreement, the Company was informed on March 20, 2017, that going forward, the agreement would be on a non-exclusive basis.

B.	The Company entered into an acquisition agreement with Luxurie Legs, LLC, a Delaware corporation, to acquire the Casa Zeta-Jones Brand license agreement on July 17, 2020. The license agreement, as amended, grants the Company the worldwide rights to promote and sell certain products, and license the rights to manufacture, promote and sell such products under the brand Casa Zeta-Jones and more. (See Form 8K filing dated July 17, 2020, Exhibit 2.1) The license agreement was valued at $343,094 which include the issuance of 92,999 Series A 3% Convertible Preferred Series A shares valued at $168,116 and 10,000 Preferred Series B voting shares valued at $174,978. (see Note 13).

The values were based on the licensor obtaining 95% of the Company’s common shares, whose value was discounted by a 50% factor, given the lightly traded history in its shares.

The Company is subject to the following terms:

a.	A 3 year term as follows:

i.	Year 1: execution – December 31, 2021
ii.	Year 2: January 1, 2022 – December 31, 2022
iii.	Year 3: January 1, 2023 – December 31, 2023

b.	Marketing date November 2020, On Shelf Date February 15, 2021

c.	Royalty payments with a rate of 8%, net of sales

d.	Advance prepayment of $150,000 to be applied against royalties, paid as follows:

i.	$50,000 upon signing (paid)
ii.	$50,000 on July 20, 2020 (paid)
iii.	$50,000 on September 1, 2020 (paid October 16, 2020)

e.	Guaranteed minimum sales and guaranteed minimum royalties:

Year		Guaranteed Minimum Royalties	Guaranteed Minimum Sales

i.	7/17/20 – 12/31/21	$250,000	$3,200,000
ii.	1/1/22 – 12/31/22	$250,000	$3,200,000
iii.	1/1/23 – 12/31/23	$250,000	$3,200,000

f.	The Company to provide the Licensor with 50 gift sets of Licensed Products annually.

Note 3 License Agreement

The Company entered into a product license agreement on September 16, 2016 with Tuffy Packs, LLC, a Texas corporation, to sell Ballistic Panels in certain countries, essentially in Europe. The license was for a period of two years unless terminated and may be renewed for successive terms of two years each. The payment terms for the license is as follows:

1.	$10,000 payable within seven days after the effective date;
2.	An additional $15,000 payable within 30 days after the effective date; and
3.	A final payment of $25,000 payable within 90 days of the effective date.

The Company initially recorded an intangible asset and a license fee payable of $50,000.

As at December 31, 2019, the Company had paid $16,500 to the Licensor, leaving an unpaid balance of $33,500. The Company has fully amortized the intangible asset of $50,000.

As a result of the failure to make payments as required under the agreement, the Company was informed on March 20, 2017, that going forward, the agreement would be on a non-exclusive basis.